Components of Stockholders Equity (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Ordinary Shares Authorized	250,000,000	31,785,000
Ordinary shares, issued	30,501,352	7,019,352
Ordinary shares, outstanding	30,501,352	7,019,352
Ordinary shares, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	0	18,215,000
Preferred stock, issued	0	15,958,290
Preferred stock, outstanding	0	15,958,290
Shares Authorized	250,000,000	50,000,000
Shares Issued	30,501,352	22,977,642
Shares Outstanding	30,501,352	22,977,642
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		378,000
Preferred stock, issued		378,000
Preferred stock, outstanding		378,000
Series A1 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		1,637,000
Preferred stock, issued		1,185,190
Preferred stock, outstanding		1,185,190
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		9,000,000
Preferred stock, issued		8,515,390
Preferred stock, outstanding		8,515,390
Series B1 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		2,600,000
Preferred stock, issued		2,575,650
Preferred stock, outstanding		2,575,650
Series B2 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		4,000,000
Preferred stock, issued		3,206,620
Preferred stock, outstanding		3,206,620
Series B3 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		600,000
Preferred stock, issued		97,440
Preferred stock, outstanding		97,440